Intangible assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 59,089
Intangible assets, net	60,649	$ 26,966
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 1,560	1,560
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset estimated useful life	15 years
Patents	$ 62,847	26,450
Less: Accumulated amortization	(3,758)	(1,044)
Subtotal	$ 59,089	$ 25,406